Quarterly Holdings Report
for
Fidelity® Small Cap Value Fund
October 31, 2022
SCV-NPRT1-1222
1.823236.118
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Media - 1.6%
Nexstar Broadcasting Group, Inc. Class A	426,800	73,110,840
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.5%
Adient PLC (a)	2,040,000	71,359,200
Hotels, Restaurants & Leisure - 5.2%
Brinker International, Inc. (a)(b)	1,860,036	62,106,602
Churchill Downs, Inc.	397,700	82,685,807
Light & Wonder, Inc. Class A (a)	1,735,200	97,414,128
		242,206,537
Household Durables - 4.9%
KB Home	3,065,000	88,333,300
Tempur Sealy International, Inc.	4,095,000	110,114,550
Traeger, Inc. (a)(b)(c)	6,605,000	27,410,750
		225,858,600
Specialty Retail - 2.6%
Rent-A-Center, Inc. (b)(c)	3,355,000	69,951,750
Williams-Sonoma, Inc. (b)	430,100	53,259,283
		123,211,033
TOTAL CONSUMER DISCRETIONARY		662,635,370
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.8%
U.S. Foods Holding Corp. (a)	2,830,000	84,220,800
ENERGY - 5.4%
Energy Equipment & Services - 2.1%
TechnipFMC PLC (a)(b)	9,000,000	95,310,000
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (a)	737,000	27,018,420
Brigham Minerals, Inc. Class A (c)	3,130,100	97,033,100
Parkland Corp.	1,545,300	31,238,347
		155,289,867
TOTAL ENERGY		250,599,867
FINANCIALS - 32.0%
Banks - 15.8%
BOK Financial Corp.	440,000	48,483,600
Cadence Bank	2,400,000	66,360,000
Comerica, Inc.	608,300	42,885,150
Cullen/Frost Bankers, Inc.	250,000	38,762,500
Eastern Bankshares, Inc. (b)	5,870,100	112,529,817
First Foundation, Inc. (b)	2,194,875	35,030,205
First Interstate Bancsystem, Inc.	1,300,000	59,293,000
Independent Bank Group, Inc. (b)	1,141,196	71,998,056
Synovus Financial Corp.	1,156,700	46,094,495
The Bank of NT Butterfield & Son Ltd.	1,760,000	60,790,400
Trico Bancshares	1,309,400	75,827,354
Webster Financial Corp.	998,829	54,196,462
Western Alliance Bancorp.	379,700	25,504,449
		737,755,488
Capital Markets - 1.8%
AllianceBernstein Holding LP	1,238,200	46,593,466
Lazard Ltd. Class A	1,029,300	38,814,903
		85,408,369
Consumer Finance - 4.0%
Encore Capital Group, Inc. (a)(b)(c)	1,250,200	63,660,184
FirstCash Holdings, Inc.	1,240,600	122,137,069
		185,797,253
Diversified Financial Services - 0.6%
ECN Capital Corp.	9,283,651	28,007,344
Insurance - 9.8%
Assurant, Inc.	541,800	73,608,948
Enstar Group Ltd. (a)	271,049	54,350,745
First American Financial Corp.	1,133,000	57,103,200
Old Republic International Corp.	3,758,700	87,239,427
Primerica, Inc. (b)	512,424	74,147,753
Reinsurance Group of America, Inc.	348,200	51,244,594
Selective Insurance Group, Inc.	580,000	56,886,400
		454,581,067
TOTAL FINANCIALS		1,491,549,521
HEALTH CARE - 7.0%
Biotechnology - 2.4%
ALX Oncology Holdings, Inc. (a)	970,000	11,775,800
Blueprint Medicines Corp. (a)	200,000	10,368,000
Celldex Therapeutics, Inc. (a)	200,000	7,026,000
Cyteir Therapeutics, Inc. (a)	601,423	1,112,633
Cytokinetics, Inc. (a)	175,000	7,640,500
Day One Biopharmaceuticals, Inc. (a)	510,000	10,781,400
Erasca, Inc. (a)	751,567	6,140,302
Exelixis, Inc. (a)	720,000	11,937,600
Imago BioSciences, Inc. (a)	556,000	9,452,000
Instil Bio, Inc. (a)	1,170,411	3,862,356
Janux Therapeutics, Inc. (a)	375,000	6,780,000
Keros Therapeutics, Inc. (a)	265,000	13,340,100
Vaxcyte, Inc. (a)	242,096	10,557,807
		110,774,498
Health Care Equipment & Supplies - 1.4%
Envista Holdings Corp. (a)	1,920,000	63,379,200
Health Care Providers & Services - 1.7%
Owens & Minor, Inc.	2,689,000	45,713,000
Premier, Inc.	1,000,000	34,880,000
		80,593,000
Pharmaceuticals - 1.5%
Arvinas Holding Co. LLC (a)	179,000	8,898,090
Edgewise Therapeutics, Inc. (a)	600,000	5,706,000
Jazz Pharmaceuticals PLC (a)	133,600	19,210,344
Prestige Brands Holdings, Inc. (a)	710,000	38,680,800
		72,495,234
TOTAL HEALTH CARE		327,241,932
INDUSTRIALS - 14.3%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	438,161	73,536,561
Building Products - 2.5%
Builders FirstSource, Inc. (a)(b)	1,200,000	73,992,000
Hayward Holdings, Inc. (a)(b)	4,744,560	43,887,180
		117,879,180
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc. (a)(b)	1,350,600	19,624,218
Machinery - 2.7%
EnPro Industries, Inc.	597,000	63,580,500
ITT, Inc.	800,000	61,112,000
		124,692,500
Professional Services - 3.9%
ASGN, Inc. (a)	550,000	46,629,000
CACI International, Inc. Class A (a)	145,000	44,084,350
First Advantage Corp. (a)(b)	2,430,000	34,141,500
KBR, Inc.	1,160,000	57,733,200
Science Applications International Corp.	10,300	1,115,902
		183,703,952
Trading Companies & Distributors - 3.2%
Beacon Roofing Supply, Inc. (a)	1,261,000	71,057,350
Univar Solutions, Inc. (a)	3,020,000	76,949,600
		148,006,950
TOTAL INDUSTRIALS		667,443,361
INFORMATION TECHNOLOGY - 6.7%
Electronic Equipment & Components - 3.6%
Insight Enterprises, Inc. (a)	968,000	91,485,680
TD SYNNEX Corp.	865,000	79,156,150
		170,641,830
IT Services - 3.1%
Concentrix Corp.	650,800	79,547,284
Cyxtera Technologies, Inc. Class A (a)(b)	1,268,073	3,068,737
Genpact Ltd.	1,250,000	60,625,000
		143,241,021
TOTAL INFORMATION TECHNOLOGY		313,882,851
MATERIALS - 4.9%
Chemicals - 1.9%
Tronox Holdings PLC	2,125,000	25,500,000
Valvoline, Inc.	2,170,800	63,734,688
		89,234,688
Construction Materials - 1.6%
Eagle Materials, Inc.	103,045	12,603,434
RHI Magnesita NV	613,941	13,039,331
Summit Materials, Inc. (a)	1,900,000	50,065,000
		75,707,765
Containers & Packaging - 1.4%
O-I Glass, Inc. (a)	3,800,000	61,978,000
TOTAL MATERIALS		226,920,453
REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Corporate Office Properties Trust (SBI)	1,320,000	35,178,000
Douglas Emmett, Inc.	3,078,000	54,142,020
LXP Industrial Trust (REIT) (b)	5,850,000	56,628,000
National Storage Affiliates Trust	996,400	42,506,424
		188,454,444
Real Estate Management & Development - 3.8%
Anywhere Real Estate, Inc. (a)	4,133,900	30,714,877
Cushman & Wakefield PLC (a)	4,190,779	48,403,497
DIC Asset AG	3,000,000	20,693,955
Jones Lang LaSalle, Inc. (a)	472,200	75,122,298
		174,934,627
TOTAL REAL ESTATE		363,389,071
UTILITIES - 3.3%
Gas Utilities - 2.0%
Brookfield Infrastructure Corp. A Shares (b)	2,167,850	93,477,692
Independent Power and Renewable Electricity Producers - 1.3%
NextEra Energy Partners LP (b)	841,600	62,337,312
TOTAL UTILITIES		155,815,004
TOTAL COMMON STOCKS (Cost $4,534,495,888)		4,616,809,070

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	28,905,135	28,910,916
Fidelity Securities Lending Cash Central Fund 3.10% (d)(e)	278,558,608	278,586,464
TOTAL MONEY MARKET FUNDS (Cost $307,497,379)		307,497,380

TOTAL INVESTMENT IN SECURITIES - 105.6% (Cost $4,841,993,267)	4,924,306,450
NET OTHER ASSETS (LIABILITIES) - (5.6)%	(260,257,355)
NET ASSETS - 100.0%	4,664,049,095

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	55,623,648	229,915,988	256,628,720	357,191	-	-	28,910,916	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	261,350,857	273,553,891	256,318,284	150,387	-	-	278,586,464	0.8%
Total	316,974,505	503,469,879	512,947,004	507,578	-	-	307,497,380

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Brigham Minerals, Inc. Class A	83,104,155	-	-	2,410,177	-	13,928,945	97,033,100
Encore Capital Group, Inc.	90,551,986	-	-	-	-	(26,891,802)	63,660,184
Rent-A-Center, Inc.	78,943,150	-	-	1,140,700	-	(8,991,400)	69,951,750
Traeger, Inc.	16,132,850	4,825,050	-	-	-	6,452,850	27,410,750
Total	268,732,141	4,825,050	-	3,550,877	-	(15,501,407)	258,055,784

Purchase and Sales proceeds in the table above include the value of securities received or delivered through in-kind transactions, if applicable.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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